Debt	12 Months Ended
Jun. 30, 2017
Debt

8. Debt

Indebtedness of the Company includes the following:

	Amounts Outstanding at
	June 30, 2017		June 30, 2016
	Current	Long Term	Current	Long Term
Fourth Amended and Restated Credit Agreement
Revolving credit facility	$—	$172,088	$—	$120,129
Convertible Debentures	—	123,295	—	117,696
Senior Secured Notes	—	—	—	35,000
Less: unamortized debt issuance costs on the Convertible Debentures and Senior Secured Notes	—	(4,036)	—	(3,153)

	$—	$291,347	$—	$269,672

Maturities of long-term debt are as follows:

	Fourth Amended	Convertible
	Credit Facility	Debentures	Total
Year ending June 30,
2018	$—	$—	$—
2019	—	57,795	57,795
2020	—	—	—
2021	—	—	—
2022	172,088	65,500	237,588
Thereafter	—	—	—

	$172,088	$123,295	$295,383

Fourth Amended and Restated Credit Agreement and Senior Secured Notes

On July 27, 2016 the Company entered into a Fourth Amended and Restated Credit Agreement (the “Credit Agreement”). The new amended credit facility increased the commitments to $340.0 million, from the previous commitments of $225.0 million and extended the maturity date to July 27, 2021. The increase in the size of the facility resulted from the addition of two new lenders to the bank group and certain existing lenders increasing their commitments. The new amended facility also provides for a US $100 million “accordion feature”, which provides access to a larger facility should it be needed in the future. The amendment qualifies as a modification of debt and as such, transaction costs related to the modification have been recorded in other assets in the consolidated balance sheet and are being amortized over the term of the Credit Agreement. The Company used drawings under the Credit Agreement in part to repurchase the US $35.0 million Senior Secured Notes which were due November 10, 2016. The current commitments at June 30, 2017 include a US $290.0 million loan facility and a Canadian $50.0 million loan facility both of which are available to fund working capital requirements and to fund acquisitions and investment requirements for new revenue and bid-in contracts.

The Company may request an increase to the $340.0 million in commitments for up to an additional $100.0 million in additional commitments (the “Accordion Feature”), so long as no default or event of default has occurred and is continuing. Each lender under the Credit Agreement shall have the option to subscribe for a portion of the remaining Accordion Feature and any portion not so subscribed may be assumed by one or more of the existing lenders or by another financial institution as agreed by the Company and the Agent under the agreement. At June 30, 2017 the Company had approximately $165.6 million in borrowing availability under the Credit Agreement, subject to continued covenant requirements (excluding the $100.0 million accordion feature in additional commitments the Company may request under the Credit Agreement).

On September 1, 2016, in accordance with the Note Purchase Agreement dated December 14, 2006, between the Company, Sun Life Assurance Company of Canada, London Life Insurance Company and Computershare Trust Company, N.A., the Company redeemed its Senior Secured Notes for $35.5 million in cash. The redemption amount was comprised of the principal amount of $35.0 million, plus interest and a make-whole payment totaling approximately $0.5 million in the aggregate.

Borrowings under the Credit Agreement are collateralized by (i) the unencumbered assets of STA Holdings and its subsidiaries, and certain shares of the capital stock of STA Holdings and the capital stock of each of its subsidiaries and (ii) by the unencumbered assets of Parkview Transit and its subsidiaries and the capital stock of Parkview Transit and the capital stock of each of its subsidiaries. In addition, payment and performance of the obligations under the Credit Agreement are guaranteed by each of STA Holdings’ subsidiaries.

Borrowings under the Credit Agreement may be Base Rate Loans or Eurodollar Loans, as defined in the Credit Agreement. Base Rate Loans bear interest at the base rate, as defined in the Credit Agreement (4.25% at June 30, 2017), plus the applicable margin, which ranges from 0.50% to 1.25% depending on STA Holdings’ senior leverage ratio on the pricing date. Eurodollar Loans bear interest at the adjusted LIBOR rate, as defined in the Credit Agreement (1.422940% at June 30, 2017), plus the applicable margin, which ranges from 1.75% to 2.50% depending on STA Holdings’ senior leverage ratio on the pricing date. The effective interest rate on the Credit Agreement was 3.82% for the year ended June 30, 2017.

The Company was in compliance with all debt covenants related to the Fourth Amended and Restated Credit Agreement at June 30, 2017.

Convertible Debentures

On August 16, 2016, the Company issued the Cdn$ 5.25% convertible unsecured subordinated debentures due September 30, 2021 at a price of $1,000 per debenture, for total gross proceeds of $65.8 million (Cdn $85.0 million). The issue costs of approximately $3.2 million (Cdn $4.2 million) have been recorded as a component of debt on the balance sheet and are being amortized over the term of the debentures using the effective interest method.

Interest on the Cdn$ 5.25% Convertible Debentures due September 30, 2021 is payable semi-annually, in arrears, on March 31 and September 30 of each year.

Each Cdn$ 5.25% Convertible Debenture is convertible into common shares of the Company at the option of the holder at any time prior to the close of business on the earlier of the business day immediately preceding the maturity date or, if called for redemption, on the business day immediately preceding the date fixed for redemption, at a conversion price of Cdn $9.35 per common share (the “Cdn$ 5.25% Convertible Debenture Conversion Price”) which is equivalent to 106.9519 common shares for each Cdn $1,000 principal amount of the Cdn$ 5.25% Convertible Debentures.

The Cdn$ 5.25% Convertible Debenture is not redeemable prior to September 30, 2019. The Company has the right, at its option, to redeem the Cdn$ 5.25% Convertible Debentures in whole or in part, from time to time, on or after September 30, 2019 but prior to September 30, 2020, on at least 30 days prior notice at a redemption price equal to par plus accrued and unpaid interest, provided that the weighted average trading price of the common shares on a recognized exchange for the 20 consecutive trading days ending five trading days prior to the date on which the redemption notice is given is at least 125% of the Cdn$ 5.25% Convertible Debenture Conversion Price. After September 30, 2019 and prior to maturity the Company has the right, at its option to redeem the Cdn$ 5.25% Convertible Debentures in whole or in part, from time to time, on at least 30 days prior notice at a redemption price equal to par plus accrued and unpaid interest.

On August 23, 2016, the Company announced that it called for the early redemption and settlement of the 6.25% US$ convertible unsecured subordinated debentures (the “US$ 6.25% Convertible Debentures”). Subsequent to announcement, approximately $0.1 million of the US$ 6.25% Convertible Debentures were converted into 6,736 shares of common stock. On September 19, 2016 the Company redeemed the remaining $59.9 million principal amount of US$ 6.25% Convertible Debentures for cash in accordance with the Trust Indenture dated June 7, 2011, between STI and Computershare Trust Company of Canada governing the US$ 6.25% Convertible Debentures. In connection with the redemption, approximately $1.0 million in unamortized deferred financing costs were expensed in the year ended June 30, 2017.

On November 12, 2013, the Company issued the Cdn$ 6.25% Convertible Debentures due June 30, 2019 at a price of $1,000 per debenture, for total gross proceeds of $71.4 million (Cdn $75.0 million). The issue costs of approximately $3.5 million (Cdn $3.6 million) have been recorded as a component of debt on the consolidated balance sheet and are being amortized over the term of the Cdn$ 6.25% Convertible Debentures due June 30, 2019, using the effective interest method.

Interest on the Cdn$ 6.25% Convertible Debentures due June 30, 2019 is payable semi-annually, in arrears, on June 30 and December 31 of each year.

Each Cdn$ 6.25% Convertible Debenture due June 30, 2019 is convertible into common shares of the Company at the option of the holder at any time prior to the close of business on the earlier of the business day immediately preceding the maturity date or, if called for redemption, on the business day immediately preceding the date fixed for redemption, at a conversion price of Cdn $9.05 per common share (the “Cdn$ 6.25% Convertible Debenture Conversion Price”) which is equivalent to 110.4972 common shares for each Cdn $1,000 principal amount of the Cdn$ 6.25% Convertible Debentures due June 30, 2019.

The Cdn$ 6.25% Convertible Debentures due June 30, 2019 were not redeemable prior to June 30, 2017. The Company will have the right, at its option, to redeem the Cdn$ 6.25% Convertible Debentures due June 30, 2019 in whole or in part, from time to time, on or after June 30, 2017 but prior to June 30, 2018, on at least 30 days prior notice at a redemption price equal to par plus accrued and unpaid interest, provided that the weighted average trading price of the common shares on a recognized exchange for the 20 consecutive trading days ending five trading days prior to the date on which the redemption notice is given is at least 125% of the Cdn$ 6.25% Convertible Debenture Conversion Price. After June 30, 2018 and prior to maturity the Company will have the right, at its option to redeem the Cdn$ 6.25% Convertible Debentures due June 30, 2019 in whole or in part, from time to time, on at least 30 days prior notice at a redemption price equal to par plus accrued and unpaid interest.

On June 7, 2011, the Company issued the US$ 6.25% Convertible Debentures due June 30, 2018 at a price of $1,000 per debenture, for total gross proceeds of $60.0 million. The issue costs of approximately $3.0 million were recorded as a component of debt on the consolidated balance sheet and were being amortized over the term of the US$ 6.25% Convertible Debentures due June 30, 2018, using the effective interest method. The conversion feature of this debenture provides that these US dollar denominated notes could be converted into Canadian dollar denominated common shares of the Company. As such, the conversion feature represented an embedded derivative that was required to be bifurcated and accounted for separately.

The conversion feature of this debenture provided that the US dollar denominated notes could be converted into Canadian dollar denominated common shares of the Company. The conversion feature represented an embedded derivative that was required to be bifurcated and accounted for separately. The embedded derivative liability, which was included as a component of other liabilities in the consolidated balance sheet, was reduced to nil in connection with the early redemption.

In addition, as the functional currency of STI is the Canadian dollar, unrealized gains or losses on re-measurement of the US$ 6.25% Convertible Debentures into Canadian dollars were considered transaction gains and losses, at the STI level, and were also included in the consolidated statement of operations.

Interest on the US$ 6.25% Convertible Debentures was payable semi-annually, in arrears, on June 30 and December 31 of each year.

Each US$ 6.25% Convertible Debenture was convertible into common shares of the Company at the option of the holder at any time prior to the close of business on the earlier of the business day immediately preceding the maturity date or, if called for redemption, on the business day immediately preceding the date fixed for redemption, at a conversion price of $9.50 per common share (the “US$ 6.25% Convertible Debenture Conversion Price”) which is equivalent to 105.2632 common shares for each $1,000 principal amount of the US$ 6.25% Convertible Debenture.

The US$ 6.25% Convertible Debentures were not redeemable prior to June 30, 2014. The Company had the right, at its option, to redeem the US$ 6.25% Convertible Debentures in whole or in part, from time to time, on or after July 1, 2014 but prior to June 30, 2016, on at least 30 days prior notice at a redemption price equal to par plus accrued and unpaid interest, provided that the weighted average trading price of the common shares on a recognized exchange for the 20 consecutive trading days ending five trading days prior to the date on which the redemption notice is given is at least 125% of the US$ 6.25% Convertible Debenture Conversion Price. After June 30, 2016 and prior to maturity the Company had the right, at its option to redeem the US$ 6.25% Convertible Debentures in whole or in part, from time to time, on at least 30 days prior notice at a redemption price equal to par plus accrued and unpaid interest.

The Cdn$ 6.25% Convertible Debentures, the US$ 6.25% Convertible Debentures and the Cdn$ 5.25% Convertible Debentures are collectively referred to as the “Convertible Debentures”. The Convertible Debentures are subordinate to the Fourth Amended and Restated Credit Agreement.

The Company may at its option, subject to applicable regulatory approval, elect to satisfy its obligation to pay the outstanding principal amount of the Convertible Debentures in whole, by issuing and delivering common shares for each Cdn $1,000 principal amount of the Cdn$ 6.25% Convertible Debentures and of the Cdn$ 5.25% Convertible Debentures. The amount of common shares delivered is obtained by dividing each principal amount of Convertible Debentures by 95% of the current market price of the common shares on the date set for redemption or the maturity date.

The Company may elect, subject to applicable regulatory approval, to issue and deliver common stock of the Company to the indenture trustee under the Convertible Debentures indentures, to sell in the open market, to satisfy the Company’s obligation to pay interest on the Convertible Debentures on each interest payment date. The Convertible Debenture holders will receive a cash payment in satisfaction of the interest obligation equal to the interest payable from the sale of such common shares.

The Company must commence, within 30 days of a Change in Control (as defined in the Convertible Debenture indentures), an offer to purchase all of the Convertible Debentures then outstanding at a purchase price equal to 101% of the principal amount of the Convertible Debentures, plus accrued and unpaid interest thereon.

The Company expects to be able to repay, renew or refinance its various loan facilitates and Convertible Debentures as they become due with other long term financing options.